Prepayment for long-term assets (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Equity interest, percentage	49.00%
Prepayments for long-term assets	$ 688,299	$ 124,953